Related Party Transactions (Details Narrative)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 14, 2023 shares	Jul. 14, 2023 shares	Feb. 28, 2023 Director shares	Feb. 27, 2023 shares	Jan. 19, 2023 shares	Dec. 31, 2022 USD ($) shares	Nov. 14, 2022 shares	Oct. 07, 2021 shares	Oct. 06, 2021 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, outstanding | shares	36,000,000.0	36,000,000.0	26,110,268					29,300,000	29,287,212
Common stock, outstanding, represented at special meeting | shares						17,200,000
Common stock, authorized | shares	150,000,000	150,000,000	50,000,000			150,000,000.0	50,000,000.0		50,000,000		50,000,000	25,000,000
Number of directors available for nomination | Director						8
Stock-based consulting expenses	$ 1,068,000	$ 4,427,000
Deferred revenue, revenue recognized			$ 91,881
Deferred revenue	$ 93,000	$ 93,000	$ 49,728						$ 95,392
Aggia LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, authorized | shares				14,400,000	14,400,000	14,400,000				14,400,000
Percentage of issued and outstanding shares						0.20				0.1999
Ownership percentage	24.70%	24.70%
Stock-based consulting expenses	$ 1,100,000	$ 4,400,000
Reimbursement of operating costs	$ 1,000,000.0	$ 1,800,000